                                                           [LOGO] PIONEER
                                                                  INVESTMENTS(R)

                                   [GRAPHIC]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EQUITY INCOME VCT PORTFOLIO--CLASS II SHARES

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                                 2

  Portfolio Management Discussion                                  3

  Schedule of Investments                                          4

  Financial Statements                                             7

  Notes to Financial Statements                                   11

  Report of Independent Public Accountants                        15

  Trustees, Officers and Service Providers                        16

PIONEER EQUITY INCOME VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

PORTFOLIO DIVERSIFICATION

(As a percentage of total investment portfolio)

[CHART]

U.S. Common Stocks                        98%
U.S. Convertible Securities                2%

SECTOR DISTRIBUTION

(As a percentage of equity holdings)

[CHART]

Financials                       19.7%
Utilities                        16.6%
Energy                           11.8%
Health Care                      11.0%
Communication Services           10.4%
Capital Goods                     8.6%
Consumer Staples                  8.6%
Consumer Cyclicals                5.0%
Basic Materials                   3.4%
Technology                        2.8%
Transportation                    2.1%

Five Largest Holdings

(As a percentage of equity holdings)

1.     ChevronTexaco Corp.                                          4.72%
2.     SBC Communications, Inc.                                     3.49
3.     Exxon Mobil Corp.                                            3.43
4.     Verizon Communications, Inc.                                 2.94
5.     Schering-Plough Corp.                                        2.88

Holdings will vary for other periods.

PRICE AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/01        12/31/00
Net Asset Value per Share                                $18.49          $21.37

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 12/31/01)                   DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $0.315         $   --          $1.064

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EQUITY INCOME VCT PORTFOLIO at net asset value, compared to the growth of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                     PIONEER EQUITY INCOME VCT
                           PORTFOLIO*          S&P 500 INDEX
 9/14/1999                    $9,500              $10,000
                              $9,161               $9,599
12/31/1999                    $9,344              $11,026
                              $8,959              $11,277
                              $9,306              $10,976
                              $9,991              $10,871
12/31/2000                   $10,697              $10,022
                              $9,943               $8,836
                             $10,262               $9,353
                              $9,523               $7,983
12/31/2001                    $9,933               $8,835

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE*

Life-of-Class
(9/14/99)                  1.95%
1 Year                    -7.15%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

In the following discussion, John Carey, the portfolio manager of Pioneer Equity Income VCT Portfolio, discusses the factors that affected the Portfolio's performance over the past year.

Q:    PLEASE DISCUSS THE RESULTS OF THE PORTFOLIO OVER THE YEAR.

A: It was a difficult year in the stock market. Class II shares of Pioneer Equity Income VCT Portfolio declined by 7.15%, at net asset value, over the twelve months ended December 31. The Standard & Poor's 500 declined 11.84% for the same period.

      Thus, the Portfolio achieved better results than the broad market as measured by the S&P. Nevertheless, it was a bear-market year, one in which share prices weakened with the economy. Making matters worse, of course, were the terrible events of September 11, namely the attacks on the United States that led in their immediate aftermath to sharp drops in consumer, business and investor confidence.

Q:  WHAT SPECIFIC FACTORS HELPED OR HURT PERFORMANCE DURING THE PAST YEAR?

A: We were gratified that the Portfolio held up relatively well during a year that was so rough for the market. Surely our focus on conservatively valued, dividend-paying stocks stood us in good stead at a time when the market was very jittery about over-priced stocks. It was a very different market from that of a couple of years ago, when it seemed that only the faintest sign or the merest whiff of sales or earnings growth was enough to send the market into paroxysms of enthusiasm and table-pounding, strong buy recommendations.

      The broad market rally was obviously beneficial to the Portfolio's performance. However, aside from that, our stock picks in the industrial sector added to performance. Both PACCAR and GORMAN-RUPP performed well. Our underweight consumer staples also helped, as the sector underperformed the market.

      The main contributor to performance during the year as a whole was our underweighting technology stocks, as the sector typically does not offer us many dividend-paying stocks. As telecommunication services companies sold off after their strong third quarter rally, our overweighting in this dividend-paying sector also hurt. Although our underweighting in the health care sector in general served us well, several of our stock picks witnessed declines. MERCK, BRISTOL-MEYERS and SCHERING-PLOUGH were disappointments.

Q:    WHAT RECENT CHANGES HAVE YOU MADE IN PORTFOLIO HOLDINGS?

A: Recently we have been moving the Portfolio into position to take part fully in the economic rebound we believe will occur in the next year. Accordingly, we have increased weightings in basic materials, capital goods and energy since last year. Additions in recent months include, in basic materials, AIR PRODUCTS & CHEMICALS, DOW CHEMICAL, and PPG Industries (also a chemical company); in capital goods, Boeing; and, in energy, Phillips Petroleum. We have also modestly increased our weighting in financial services with our recent additions of MERRILL LYNCH and WASHINGTON MUTUAL.

Q:    WHAT ELSE WOULD YOU LIKE TO SAY ABOUT THE OUTLOOK FOR 2002?

A: From an investment point of view, we are proceeding with extra caution. But the operative word as always for us is proceeding. That is, we are going about our daily work of studying companies and evaluating their stocks. We are thinking about the stock market and ways to build a winning strategy for our stock investments. We believe that fiscal and monetary policies for an economic recovery are in place. We also feel that dividend-paying stock investing will play a larger role in investors' portfolios and think that the market will provide us with ample opportunities in this arena.

SCHEDULE OF INVESTMENTS 12/31/01

   SHARES                                              VALUE
           CONVERTIBLE PREFERRED STOCKS - 2.5%
           CONSUMER STAPLES - 0.8%
           BROADCASTING (CABLE/TELEVISION/RADIO) - 0.8%
   27,000  Cox Communication, Inc.,
           7.00%, 08/16/02                        $  1,489,590
                                                  ------------
           TOTAL CONSUMER STAPLES                 $  1,489,590
                                                  ------------
           TECHNOLOGY - 0.6%
           SERVICES (DATA PROCESSING) - 0.6%
   17,000  Electronic Data, 7.625%, 8/17/04       $    956,250
                                                  ------------
           TOTAL TECHNOLOGY                       $    956,250
                                                  ------------
           TRANSPORTATION - 1.1%
           RAILROADS - 1.1%
   27,000  Union Pacific Capital Trust, 6.25%,
           04/01/28 (144A)                        $  1,282,500
   15,300  Union Pacific Capital Trust,
           6.25%, 4/01/28                              726,750
                                                  ------------
                                                  $  2,009,250
                                                  ------------
           TOTAL TRANSPORTATION                   $  2,009,250
                                                  ------------
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost $4,244,217)                      $  4,455,090
                                                  ------------
           COMMON STOCK - 97.5%
           BASIC MATERIALS - 3.4%
           CHEMICALS - 1.7%
   23,000  Air Products & Chemicals, Inc.         $  1,078,930
   23,000  Dow Chemical Co.                            776,940
   26,441  E.I. du Pont de Nemours and Co.           1,124,007
                                                  ------------
                                                  $  2,979,877
                                                  ------------
           CHEMICALS (DIVERSIFIED) - 0.7%
   23,000  PPG Industries, Inc.                   $  1,189,560
                                                  ------------
           IRON & STEEL - 0.6%
   19,000  Nucor Corp.                            $  1,002,440
   15,450  Roanoke Electric Steel Corp.                213,210
                                                  ------------
                                                  $  1,215,650
                                                  ------------
           PAPER & FOREST PRODUCTS - 0.4%
   25,000  Mead Corp.                             $    772,250
                                                  ------------
           TOTAL BASIC MATERIALS                  $  6,157,337
                                                  ------------
           CAPITAL GOODS - 8.6%
           AEROSPACE/DEFENSE - 0.9%
   25,000  Boeing Co.                             $    969,500
    8,500  General Dynamics Corp.                      676,940
                                                  ------------
                                                  $  1,646,440
                                                  ------------
           ELECTRICAL EQUIPMENT - 0.7%
   23,000  Emerson Electric Co.                   $  1,313,300
                                                  ------------
           MACHINERY (DIVERSIFIED) - 1.3%
    7,000  Gorman-Rupp Co.                        $    187,950
   35,000  Ingersoll-Rand Co.                        1,463,350
   35,000  The Timken Co.                              566,300
                                                  ------------
                                                  $  2,217,600
                                                  ------------
           MANUFACTURING (DIVERSIFIED) - 2.5%
   10,000  Illinois Tool Works, Inc.              $    677,200
   26,000  Johnson Controls, Inc.                    2,099,500
    7,500  Minnesota Mining and Manufacturing Co.      886,575
   12,500  United Technologies Corp.                   807,875
                                                  ------------
                                                  $  4,471,150
                                                  ------------
           MANUFACTURING (SPECIALIZED) - 0.6%
   26,400  Diebold, Inc.                          $  1,067,616
                                                  ------------
           TRUCKS & PARTS - 2.6%
   70,500  Paccar, Inc.                           $  4,626,210
                                                  ------------
           TOTAL CAPITAL GOODS                    $ 15,342,316
                                                  ------------
           COMMUNICATION SERVICES - 10.4%
           TELECOMMUNICATIONS (LONG DISTANCE) - 0.9%
   78,000  Sprint Corp.                           $  1,566,240
                                                  ------------
           TELEPHONE - 9.5%
   31,944  Alltel Corp.                           $  1,971,903
   92,400  BellSouth Corp.                           3,525,060
  159,331  SBC Communications, Inc.                  6,240,995
  110,770  Verizon Communications, Inc.              5,257,144
                                                  ------------
                                                  $ 16,995,102
                                                  ------------
           TOTAL COMMUNICATION SERVICES           $ 18,561,342
                                                  ------------
           CONSUMER CYCLICALS - 5.0%
           AUTOMOBILES - 2.3%
  117,460  Ford Motor Corp.                       $  1,846,471
   45,000  General Motors Corp.                      2,187,000
                                                  ------------
                                                  $  4,033,471
                                                  ------------
           PUBLISHING - 1.4%
   39,200  McGraw-Hill Co., Inc.                  $  2,390,416
                                                  ------------
           PUBLISHING (NEWSPAPERS) - 0.4%
   17,000  Tribune Co.                            $    636,310
                                                  ------------
           RETAIL (DEPARTMENT STORES) - 0.2%
   10,825  May Department Stores Co.              $    400,309
                                                  ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                              VALUE
           RETAIL (GENERAL MERCHANDISE) - 0.3%
   12,000  Sears, Roebuck and Co.                 $    571,680
                                                  ------------
           SERVICES (ADVERTISING/MARKETING) - 0.4%
   26,700  The Interpublic Group of
           Companies, Inc.                        $    788,718
                                                  ------------
           TOTAL CONSUMER CYCLICALS               $  8,820,904
                                                  ------------
           CONSUMER STAPLES - 7.8%
           BEVERAGES (NON-ALCOHOLIC) - 1.5%
   54,800  PepsiCo, Inc.                          $  2,668,212
                                                  ------------
           ENTERTAINMENT - 1.7%
  122,200  Cedar Fair, L.P.                       $  3,029,338
                                                  ------------
           FOODS - 3.4%
   42,800  Campbell Soup Co.                      $  1,278,436
   25,000  General Mills, Inc.                       1,300,250
   62,100  H.J. Heinz Co., Inc.                      2,553,552
   43,000  Sara Lee Corp.                              955,890
                                                  ------------
                                                  $  6,088,128
                                                  ------------
           HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.2%
   38,000  Colgate-Palmolive Co.                  $  2,194,500
                                                  ------------
           TOTAL CONSUMER STAPLES                 $ 13,980,178
                                                  ------------
           ENERGY - 11.8%
           OIL (DOMESTIC INTEGRATED) - 3.6%
  125,919  Conoco, Inc.                           $  3,563,508
   47,000  Phillips Petroleum Co.                    2,832,220
                                                  ------------
                                                  $  6,395,728
                                                  ------------
           OIL (INTERNATIONAL INTEGRATED) - 8.2%
   94,175  ChevronTexaco Corp.                    $  8,439,022
  155,966  Exxon Mobil Corp.                         6,129,464
                                                  ------------
                                                  $ 14,568,486
                                                  ------------
           Total Energy                           $ 20,964,214
                                                  ------------
           FINANCIALS - 19.7%
           BANKS (MAJOR REGIONAL) - 7.7%
   68,249  Fifth Third Bancorp                    $  4,202,773
   84,400  Mellon Bank Corp.                         3,175,128
   84,500  National City Corp.                       2,470,780
   70,800  SouthTrust Corp.                          1,746,636
   49,913  Wells Fargo Co.                           2,168,720
                                                  ------------
                                                  $ 13,764,037
                                                  ------------
           BANKS (REGIONAL) - 1.2%
   58,700  First Tennessee National Corp.         $  2,128,462
                                                  ------------
           INSURANCE (PROPERTY-CASUALTY) - 3.4%
   39,000  Chubb Corp.                            $  2,691,000
   35,000  Safeco Corp.                              1,090,250
   51,200  St. Paul Companies, Inc.                  2,251,264
                                                  ------------
                                                  $  6,032,514
                                                  ------------
           INVESTMENT BANK/BROKERAGE - 1.8%
   40,500  A.G. Edwards, Inc.                     $  1,788,885
   29,000  Merrill Lynch & Co., Inc.                 1,511,480
                                                  ------------
                                                  $  3,300,365
                                                  ------------
           INVESTMENT MANAGEMENT - 4.2%
   81,200  Alliance Capital Management L.P.       $  3,923,584
   16,000  Eaton Vance Corp.                           568,800
   86,700  T. Rowe Price Associates, Inc.            3,011,091
                                                  ------------
                                                  $  7,503,475
                                                  ------------
           REAL ESTATE - 1.0%
   57,000  Equity Office Properties Trust         $  1,714,560
                                                  ------------
           SAVINGS & LOAN COMPANIES - 0.4%
   23,000  Washington Mutual, Inc.                $    752,100
                                                  ------------
           TOTAL FINANCIALS                       $ 35,195,513
                                                  ------------
           HEALTH CARE - 11.0%
           HEALTH CARE (DIVERSIFIED) - 5.4%
   82,600  Abbott Laboratories                    $  4,604,950
   45,800  Bristol-Myers Squibb Co.                  2,335,800
   47,000  Johnson & Johnson                         2,777,700
                                                  ------------
                                                  $  9,718,450
                                                  ------------
           HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 4.9%
   12,000  Eli Lilly & Co.                        $    942,480
   45,300  Merck & Co., Inc.                         2,663,640
  143,400  Schering-Plough Corp.                     5,135,154
                                                  ------------
                                                  $  8,741,274
                                                  ------------
           HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 0.7%
   37,000  Becton, Dickinson & Co.                $  1,226,550
                                                  ------------
           TOTAL HEALTH CARE                      $ 19,686,274
                                                  ------------
           TECHNOLOGY - 2.2%
           COMPUTER (HARDWARE) - 1.8%
    6,500  Hewlett-Packard Co.                    $    133,510
   25,900  IBM Corp.                                 3,132,864
                                                  ------------
                                                  $  3,266,374
                                                  ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                              VALUE
           PHOTOGRAPHY/IMAGING - 0.4%
   24,400  Eastman Kodak Co.                      $    718,092
                                                  ------------
           TOTAL TECHNOLOGY                       $  3,984,466
                                                  ------------
           TRANSPORTATION - 1.0%
           RAILROADS - 1.0%
   25,700  Burlington Northern, Inc.              $    733,221
   41,200  Norfolk Southern Corp.                      755,196
   15,000  Philadelphia Suburban Corp.                 338,250
                                                  ------------
                                                  $  1,826,667
                                                  ------------
           TOTAL TRANSPORTATION                   $  1,826,667
                                                  ------------
           UTILITIES - 16.6%
           ELECTRIC COMPANIES - 10.6%
   53,000  American Electric Power Co., Inc.      $  2,307,090
   73,000  Allegheny Energy, Inc.                    2,644,060
  136,000  Constellation Energy Group                3,610,800
   80,300  DPL, Inc.                                 1,933,624
  100,000  Duke Energy Corp.                         3,926,000
   87,000  Great Plains Energy, Inc.                 2,192,400
   50,000  NSTAR                                     2,242,500
                                                  ------------
                                                  $ 18,856,474
                                                  ------------
           NATURAL GAS - 5.0%
   49,200  NICOR, Inc.                            $  2,048,688
   99,600  KeySpan Energy Corp.                      3,451,140
  100,600  Questar Corp.                             2,520,030
   33,200  Vectren Corp.                               796,136
                                                  ------------
                                                  $  8,815,994
                                                  ------------
           POWER PRODUCERS (INDEPENDENT) - 0.3%
   25,000  Consol Energy Inc.                     $    621,000
                                                  ------------
           WATER UTILITIES - 0.7%
   32,000  American Water Works Co., Inc.         $  1,336,000
                                                  ------------
           TOTAL UTILITIES                        $ 29,629,468
                                                  ------------
           TOTAL COMMON STOCK
           (Cost $145,677,855)                    $174,148,679
                                                  ------------
           TOTAL INVESTMENT IN SECURITIES
           (Cost $149,922,072)                    $178,603,769
                                                  ============

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2001, the value of these securities amounted to $1,282,500 or 0.70% of total assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                                                                                          9/14/99
                                                                                 YEAR ENDED           YEAR ENDED             TO
CLASS II                                                                          12/31/01             12/31/00           12/31/99
Net asset value, beginning of period                                              $ 21.37               $20.82             $21.29
                                                                                  -------               ------             ------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                   $  0.34               $ 0.29            $  0.08
   Net realized and unrealized gain (loss) on investments                           (1.84)                2.45              (0.43)
                                                                                  -------               ------             ------
   Net increase (decrease) from investment operations                             $ (1.50)              $ 2.74            $ (0.35)
Distributions to shareowners:
   Net investment income                                                            (0.32)               (0.45)             (0.12)
   Net realized gain                                                                (1.06)               (1.74)                --
                                                                                  -------               ------             ------
   Net increase (decrease) in net asset value                                     $ (2.88)              $ 0.55            $ (0.47)
                                                                                  -------               ------             ------
Net asset value, end of period                                                    $ 18.49               $21.37            $ 20.82
                                                                                  -------               ------             ------
Total return*                                                                       (7.15)%              14.49%             (1.65)%
Ratio of net expenses to average net assets +                                        1.02%                0.96%              0.96%**
Ratio of net investment income (loss) to average net assets +                        1.77%                1.99%              1.90%**
Portfolio turnover rate                                                                13%                  13%                23%
Net assets, end of period (in thousands)                                          $17,948               $8,456            $   178
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                                      1.02%                0.96%              0.96%**
   Net investment income (loss)                                                      1.77%                1.99%              1.90%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

ASSETS:
  Investment in securities, at value (cost $149,922,072)                                                            $178,603,769
  Cash                                                                                                                 6,982,342
  Receivables -
   Investment securities sold                                                                                            311,861
   Fund shares sold                                                                                                      472,629
   Dividends, interest and foreign taxes withheld                                                                        237,797
   Collateral for securities loaned, at fair value                                                                       736,000
  Other                                                                                                                   10,761
                                                                                                                    ------------
      Total assets                                                                                                  $187,355,159
                                                                                                                    ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                                                                   $ 4,456,921
   Fund shares repurchased                                                                                                50,403
   Upon return for securities loaned                                                                                     736,000
  Due to affiliates                                                                                                      102,423
  Accrued expenses                                                                                                        42,559
                                                                                                                    ------------
      Total liabilities                                                                                              $ 5,388,306
                                                                                                                    ------------
NET ASSETS:
  Paid-in capital                                                                                                   $158,938,857
  Accumulated net investment income (loss)                                                                               638,155
  Accumulated undistributed net realized gain (loss)                                                                  (6,291,856)
  Net unrealized gain (loss) on Investments                                                                           28,681,697
                                                                                                                    ------------
      Total net assets                                                                                              $181,966,853
                                                                                                                    ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                                                       $164,019,037
   Shares outstanding                                                                                                  8,915,651
                                                                                                                    ============
   Net asset value per share                                                                                             $ 18.40
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                                                       $ 17,947,816
   Shares outstanding                                                                                                    970,924
                                                                                                                    ============
   Net asset value per share                                                                                             $ 18.49

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

                                                                                                                        YEAR
                                                                                                                        ENDED
                                                                                                                      12/31/01
INVESTMENT INCOME:
  Dividends                                                                                                         $  4,893,737
  Interest                                                                                                               186,165
  Income on securities loaned, net                                                                                           254
                                                                                                                    ------------
      Total investment income                                                                                       $  5,080,156
                                                                                                                    ------------
EXPENSES:
  Management fees                                                                                                   $  1,170,155
  Transfer agent fees                                                                                                      3,088
  Distribution fees (Class II)                                                                                            33,535
  Administrative fees                                                                                                     29,583
  Custodian fees                                                                                                          68,491
  Professional fees                                                                                                       17,235
  Printing                                                                                                                51,248
  Fees and expenses of nonaffiliated trustees                                                                              7,028
  Miscellaneous                                                                                                            8,737
                                                                                                                    ------------
     Total expenses                                                                                                 $  1,389,100
                                                                                                                    ------------
        Net investment income (loss)                                                                                $  3,691,056
                                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain (loss) from Investments                                                                         $ (6,665,510)
  Change in net unrealized gain or loss from Investments                                                            $(10,488,128)
                                                                                                                    ------------
  Net gain (loss)  on investments                                                                                   $(17,153,638)
                                                                                                                    ============
  Net increase (decrease) in net assets resulting from operations                                                   $(13,462,582)
                                                                                                                    ============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   YEAR                 YEAR
                                                                                                   ENDED                ENDED
                                                                                                  12/31/01             12/31/00
FROM OPERATIONS:
Net investment income                                                                        $    3,691,056       $    4,509,740
Net realized gain (loss) on investments                                                          (6,665,510)           9,709,950
Change in net unrealized gain or loss
   on investments                                                                               (10,488,128)           9,311,714
                                                                                             --------------       --------------
     Net increase (decrease) in net assets
       resulting from operations                                                             $  (13,462,582)      $   23,531,404
                                                                                             --------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                                   $   (3,052,837)      $   (4,384,763)
   Class II                                                                                        (223,207)             (89,833)
Net realized gain
   Class I                                                                                       (8,849,466)         (15,066,697)
   Class II                                                                                        (722,538)            (187,560)
                                                                                             --------------       --------------
     Total distributions to shareowners                                                      $  (12,848,048)      $  (19,728,853)
                                                                                             --------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                             $   27,638,919       $   11,927,576
Reinvestment of distributions                                                                    12,848,045           19,728,856
Cost of shares repurchased                                                                      (22,585,604)         (71,639,851)
                                                                                             --------------       --------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                                                    17,901,360          (39,983,419)
                                                                                             --------------       --------------
     Net decrease in net assets                                                              $   (8,409,270)      $  (36,180,868)
                                                                                             --------------       --------------
NET ASSETS:
Beginning of period                                                                             190,376,123          226,556,991
                                                                                             --------------       --------------
End of period                                                                                  $181,966,853       $  190,376,123
                                                                                             ==============       ==============
Accumulated net investment income,
   end of period                                                                             $      638,155       $      859,955
                                                                                             ==============       ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER EQUITY INCOME VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/01

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Shares of each Portfolio may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Equity Income Portfolio is to seek current income as well as long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    SECURITY VALUATION

      Security transactions are recorded as of trade date. Net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they are traded, are determined as of such times. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

      Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Temporary cash investments are valued at amortized cost.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

      Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    FOREIGN CURRENCY TRANSLATION

      The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.    FORWARD FOREIGN CURRENCY CONTRACTS

      The Portfolio is authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D.    FEDERAL INCOME TAXES

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At December 31, 2001, the Portfolio reclassified $278 and $636,812 from paid in capital and accumulated net investment income, respectively, to accumulated net realized loss on investment. The reclassification has no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis.

      The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2000 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001. This amount does not include the capital loss carryforward detailed below.

                                        EQUITY
                                        INCOME
                                       PORTFOLIO
                                          2001           2000
DISTRIBUTIONS PAID FROM:
Ordinary Income                      $ 3,276,478   $   4,326,967
Long-Term capital gain                 9,571,570      15,401,886
                                     ---------------------------
                                     $12,848,048   $  19,728,853
Return of Capital                             --              --
                                     ---------------------------
   Total Distributions               $12,848,048   $  19,728,853
                                     ---------------------------
DISTRIBUTABLE EARNINGS
(ACCUMULATED LOSSES):
Undistributed ordinary income        $    82,260
Undistributed long-term gain                  --
Unrealized appreciation/depreciation  22,945,736
                                     -----------
   Total                             $23,027,996
                                     ===========

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. At December 31, 2001, the Portfolio had a capital loss carryforward of $6,100,217 which will expire in 2009 if not utilized.

E.    PORTFOLIO SHARES

      The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $1,378,830 in commissions on the sale of trust shares for the year ended December 31, 2001.

F.    SECURITIES LENDING

      The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of approximately $676,890 and received collateral of $736,000 for the loan.

G.    REPURCHASE AGREEMENTS

      With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2001, $102,091 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $332 in transfer agent fees payable to PIMSS at December 31, 2001.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                            GROSS                  GROSS               NET APPRECIATION/
                                 TAX COST                APPRECIATION           DEPRECIATION             (DEPRECIATION)
EQUITY INCOME PORTFOLIO        $149,166,177              $35,891,399            $(6,453,807)             $29,437,592

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2001, were $31,485,289 and $22,956,238, respectively.

7. CAPITAL SHARES

At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows

                              '01 SHARES      '01 AMOUNT    '00 SHARES      '00 AMOUNT
EQUITY INCOME PORTFOLIO
CLASS I:
SHARES SOLD                      711,763    $ 13,502,824       201,887    $  4,035,740
REINVESTMENT OF DISTRIBUTIONS    628,538      11,902,303     1,013,981      19,451,459
SHARES REPURCHASED              (974,658)    (18,688,020)   (3,593,530)    (71,244,782)
                              --------------------------------------------------------
  NET INCREASE (DECREASE)        365,643    $  6,717,107    (2,377,662)   $(47,757,583)
                              ========================================================
CLASS II:
SHARES SOLD                      729,249    $ 14,136,095       392,360    $  7,891,836
REINVESTMENT OF DISTRIBUTIONS     49,723         945,742        14,230         277,397
SHARES REPURCHASED              (203,757)     (3,897,584)      (19,428)       (395,069)
                              --------------------------------------------------------
  NET INCREASE                   575,215    $ 11,184,253       387,162    $  7,774,164
                              ========================================================

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Equity Income VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 2001, and the related statement of operations, the statements of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Equity IncomeVCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 8, 2002

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER                                              TRUSTEES AND OFFICERS
Pioneer Investment Management, Inc.                             The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are
CUSTODIAN                                                       responsible for the Fund's operations. The Trustees and
Brown Brothers Harriman & Co.                                   officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees
INDEPENDENT PUBLIC ACCOUNTANTS                                  who are deemed interested persons of the Fund within the
Arthur Andersen LLP                                             meaning of the Investment Company Act of 1940 are referred to as "Interested Trustees". Trustees who are not interested
PRINCIPAL UNDERWRITER                                           persons of the Fund are referred to as "Independent
Pioneer Funds Distributor, Inc.                                 Trustees." Each of the Trustees serves as a trustee or
                                                                director of each of the 59 U.S. registered investment
LEGAL COUNSEL                                                   portfolios for which Pioneer Investment Management, Inc.
Hale and Dorr                                                   ("Pioneer") serves as investment adviser (the "Pioneer
                                                                Funds"). The address for all Trustees who are interested
SHAREHOLDER SERVICES AND TRANSFER AGENT                         persons and all officers of the Fund is 60 State Street,
Pioneer Investment Management Shareholder Services, Inc.        Boston Massachusetts 02109.

                                                                The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is
                                                                available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS    POSITION HELD          TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION    OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)* Chairman of the Board, Trustee since 1994. Serves until   DURING PAST FIVE YEARS  Director of Harbor Global
                         Trustee and President  retirement or removal.             Deputy Chairman and a   Company, Ltd.
                                                                                   Director of Pioneer
                                                                                   Global Asset
                                                                                   Management S.p.A.
                                                                                   ("PGAM");
                                                                                   Non-Executive Chairman
                                                                                   and a Director of
                                                                                   Pioneer Investment
                                                                                   Management USA Inc.
                                                                                   ("PIM-USA"); Chairman
                                                                                   and a Director of
                                                                                   Pioneer; President of
                                                                                   all of the Pioneer
                                                                                   Funds; and Of Counsel
                                                                                   (since 2000, Partner
                                                                                   prior to 2000), Hale and
*Mr. Cogan is an interested trustee because he is an officer or director           Dorr LLP (counsel to PIM-
of the Fund's investment advisor and certain of its affiliates.                    USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci (44)**   Trustee and           Trustee since October,             Director and CEO-US of             None
                          Executive Vice        2001. Serves until                 PGAM since November
                          President             retirement or removal              President of PIM-USA
                                                                                   since October 2001;
                                                                                   Director of Pioneer
                                                                                   Funds Distributor,
                                                                                   Inc. Pioneer
                                                                                   Investment Management
                                                                                   Shareholder Services,
                                                                                   Inc. since October
                                                                                   2001; President and a
                                                                                   Director of Pioneer
                                                                                   and Pioneer
                                                                                   International
                                                                                   Corporation since
                                                                                   Executive Vice
                                                                                   President of all of
                                                                                   the Funds since
                                                                                   October 2001;
                                                                                   President of Private
                                                                                   Wealth Management
                                                                                   Group from 2000
                                                                                   through October 2001;
                                                                                   and Executive Vice
                                                                                   President--
                                                                                   Distribution and
                                                                                   Marketing of
                                                                                   Investments
                                                                                   Institutional Services
**Mr. Geraci is an interested trustee because he is an officer, director           and Investments Canada
Fidelity and employee of the Fund's investment advisor and certain of its          Ltd. prior to 2000
affiliates.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS OTHER    POSITION HELD   TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION      OTHER DIRECTORSHIPS HELD
                                                                                  DURING PAST FIVE YEARS
Mary K. Bush (53)              Trustee         Trustee since 2000.                President, Bush & Co.     Director and/or
4201 Cathedral Avenue, NW                      Serves until retirement or         (international financial  Trustee of Brady
Washington, DC, 20016                          removal.                           advisory firm)            Corporation 4201
                                                                                                            Cathedral Avenue, NW,
                                                                                                            Serves until
                                                                                                            retirement or removal.
                                                                                                            advisory firm)
                                                                                                            material products
                                                                                                            manufacturer), Mastec
                                                                                                            Inc. (communications
                                                                                                            and energy
                                                                                                            infrastructure),
                                                                                                            Mortgage Guaranty
                                                                                                            Insurance Corporation,
                                                                                                            R.J. Reynolds Tobacco
                                                                                                            Holdings, Inc.
                                                                                                            (tobacco) and Student
                                                                                                            Loan Marketing
                                                                                                            Association (secondary
                                                                                                            marketing of student
                                                                                                            loans)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl,             Trustee          Trustee since 1995.               Alexander Graham Bell      None
M.D. (75) Boston                                Serves until                      Professor of Health
University Healthcare                           retirement or removal.            Care Entrepreneurship,
Entrepreneurship                                                                  Boston University;
Program, 53 Bay State                                                             Professor of
Road, Boston, MA 02215                                                            Management, Boston
                                                                                  University School of
                                                                                  Management; Professor
                                                                                  of Public Health,
                                                                                  Boston University
                                                                                  School of Public
                                                                                  Health; Professor of
                                                                                  Surgery, Boston
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham           Trustee          Trustee since 2000.               Founding Director, The     None
(54) 1001 Sherbrooke                            Serves until                      Winthrop Group, Inc.
Street West, Montreal,                          retirement or removal.            (consulting firm);
Quebec, Canada                                                                    Professor of
                                                                                  Management, Faculty of
                                                                                  Management, McGill
                                                                                  University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret            Trustee          Trustee since 1995.                President, Newbury,       Director,
(53) One Boston Place,                          Serves until                       Piret & Company, Inc.     Organogenesis Inc.
26th Floor, Boston, MA                          retirement or removal.             Serves until              (tissue engineering
02108                                                                              retirement or removal.    company)
                                                                                   (merchant banking
                                                                                   firm)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (73)           Trustee          Trustee since 1995.                Of Counsel, Sullivan &    Director, Dresdner RCM
125 Broad Street,                               Serves until                       Cromwell (law firm)       Global Strategic
New York, NY 10004                              retirement or removal                                        Income Fund, Inc. and
                                                                                                             The Swiss Helvetia
                                                                                                             Fund, Inc. (closed-end
                                                                                                             investment companies),
                                                                                                             AMVESCAP PLC
                                                                                                             (investment managers)
                                                                                                             and First ING Life
                                                                                                             Insurance Company of
                                                                                                             New York
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (65)             Trustee          Trustee since 2000.                President, John           Director of NUI Corp.
One North Adgers Wharf                          Serves until                       Winthrop & Co., Inc.      (energy sales,
Charleston, SC 29401                            retirement or removal.             (private investment       services and
                                                                                   firm)                     distribution)
------------------------------------------------------------------------------------------------------------------------------------

FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS        POSITION HELD          TERM OF OFFICE/LENGTH               PRINCIPAL OCCUPATION     OTHER DIRECTORSHIPS
                                                    OF SERVICE                          DURING PAST FIVE YEARS   HELD
Joseph P. Barri (55)         Secretary              Since 1994. Serves at the           Partner, Hale and Dorr,  None
                                                    discretion of Board.                LLP; Secretary of each
                                                                                        Pioneer fund
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (54)     Assistant Secretary    Since 2000. Serves at the           Secretary of PIM-USA:    None
                                                    discretion of Board.                Senior Vice
                                                                                        President-Legal
                                                                                        of Pioneer; and
                                                                                        Secretary/Clerk of
                                                                                        most of PIM-USA's
                                                                                        subsidiaries since
                                                                                        October 2000;
                                                                                        Assistant Secretary of
                                                                                        all of the Pioneer
                                                                                        Funds since November
                                                                                        2000; Senior Counsel,
                                                                                        Assistant Vice
                                                                                        President and Director
                                                                                        of Compliance of
                                                                                        PIM-USA from April
                                                                                        1998 through October
                                                                                        2000; Vice President
                                                                                        and Assistant General
                                                                                        Counsel, First Union
                                                                                        Corporation from
                                                                                        December 1996 through
                                                                                        March 1998
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (56)            Treasurer              Since 2000. Serves at the           Vice President-Fund      None
                                                    discretion of Board.                Accounting and Custody
                                                                                        Services of Pioneer
                                                                                        (Manager from
                                                                                        September 1996 to
                                                                                        February 1999); and
                                                                                        Treasurer of all of
                                                                                        the Pioneer Funds
                                                                                        (Assistant Treasurer
                                                                                        from June 1999 to
                                                                                        November 2000)
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (36)        Assistant Treasurer    Since 2000. Serves at the           Assistant Vice           None
                                                    discretion of Board.                President-Fund
                                                                                        Accounting,
                                                                                        Administration and
                                                                                        Custody Services of
                                                                                        Pioneer (Fund
                                                                                        Accounting Manager
                                                                                        from 1994 to 1999);
                                                                                        and Assistant
                                                                                        Treasurer of all of
                                                                                        the Pioneer Funds
                                                                                        since November 2000
------------------------------------------------------------------------------------------------------------------------------------
John F. Daly III (36)        Assistant Treasurer    Since 2000. Serves at the           Global Custody and       None
                                                    discretion of Board.                Settlement Division of
                                                                                        PIM-USA; and Assistant
                                                                                        Treasurer of all of
                                                                                        the Pioneer Funds
                                                                                        since November 2000
------------------------------------------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       INVESTMENTS(R)

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.